Subsequents Event (Details) $ in Millions							12 Months Ended
	Mar. 01, 2017 USD ($)	Feb. 15, 2017 USD ($) BPD	Feb. 13, 2017 USD ($) mi in	Jan. 01, 2017 USD ($)	Mar. 01, 2014 USD ($)	May 02, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 10, 2017 USD ($)	Feb. 06, 2017
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross					$ 310	$ 100	$ 0	$ 12	$ 910
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		9.1875%
Payments to Acquire Interest in Joint Venture		$ 500
Oil and Gas Delivery Commitments and Contracts, Daily Production | BPD		470,000
ETP and SXL ownership interest		75.00%
Percentage of Ownership Interest in Joint Venture Acquired		25.00%
Percentage of ETP and SXL ownership to be acquired		49.00%
Pipeline length | mi			433
Pipeline diameter | in			22
MarkWest Ohio Fractionation Company, L.L.C. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Propane and heavier NGL fractionation capacity				20
Antero Midstream Partners L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Interest in Joint Venture				$ 154
Markwest Liberty Midstream [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of processing plants				6
Plant Capacity Volume				200
Sherwood Midstream LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Interest in Joint Venture				$ 125
Pipe Line Holding [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 220
Sherwood Midstream LLC [Member] | Antero Midstream Partners L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Sherwood Midstream LLC [Member] | Markwest Liberty Midstream [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Contribution of Property				$ 134
Number of gas processing plants [Line Items]				3
Plant Capacity Volume				200
Contribute needed capital				50.00%
Sherwood Midstream Holdings [Member] | Markwest Liberty Midstream [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage											79.00%
Contribution of Property				$ 207
Sherwood Midstream Holdings [Member] | Sherwood Midstream LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage											21.00%
Senior Notes [Member] | Senior Notes Due March 2027 [Member] | Mplx Lp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross										$ 1,250
Debt Instrument, Interest Rate, Stated Percentage										4.125%
Percent of Par										99.834%
Senior Notes [Member] | Senior Notes Due March 2047 [Member] | Mplx Lp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross										$ 1,000
Debt Instrument, Interest Rate, Stated Percentage										5.20%
Percent of Par										99.304%
Ozark Pipeline [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Capable of transporting barrels per day			230,000
Cash and Cash Equivalents [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 1,500